Financial Risk Management Objectives and Policies - Summary of Exposure to Foreign Currency Risk (Details) - Currency Risk - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
AUD
Financial liabilities
Net exposure	$ 60,409,946	$ 33,311,678
AUD | Cash
Financial assets
Changes in financial assets due to foreign currency risk exposure	55,307,319	26,697,582
AUD | Receivables
Financial assets
Changes in financial assets due to foreign currency risk exposure	6,290,086	7,827,565
AUD | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	(1,187,459)	(1,213,469)
EUR
Financial liabilities
Net exposure	(53,332)	(435,698)
EUR | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	(53,332)	(435,698)
GBP
Financial liabilities
Net exposure	(3,166)	(3,037)
GBP | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	(3,166)	(3,037)
CAD
Financial liabilities
Net exposure	(136,689)	(13,419)
CAD | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	$ (136,689)	$ (13,419)